UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Discovery Capital Management, LLC

Address: 20 Marshall Street
         South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:


/s/ Kip Allardt             South Norwalk, Connecticut      February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:  $1,144,138
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number    Name
---    --------------------    ----------------------------------------------
1.     028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009

COLUMN 1                        COLUMN  2       COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  ----------------  ---------  --------   --------------------  ----------  -------- --------------------
                                                           VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (X$1000)      PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
---------------------------  ----------------  ---------  --------   ----------  --- ----  ----------  -------- -------- ------ ----
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101   $37,636      906,900  SH           SOLE      NONE      906,900
AMERICAN DAIRY INC            COM              025334103    $7,688      354,625  SH           SOLE      NONE      354,625
AMGEN INC                     COM              031162100    $9,555      168,900  SH           SOLE      NONE      168,900
APPLE INC                     COM              037833100  $198,506      941,982  SH           SOLE      NONE      941,982
BANCO MACRO SA                SPON ADR B       05961W105   $23,638      794,287  SH           SOLE      NONE      794,287
BANK OF AMERICA CORPORATION   UNIT 99/99/9999  060505419    $7,191      482,000  SH           SOLE      NONE      482,000
BHP BILLITON LTD              SPONSORED ADR    088606108      $230        3,000  SH           SOLE      NONE        3,000
CBS CORP NEW                  CL B             124857202   $57,897    4,120,800  SH           SOLE      NONE    4,120,800
CEMEX SAB DE CV               SPON ADR NEW     151290889   $34,946    2,956,546  SH           SOLE      NONE    2,956,546
CENTENE CORP DEL              COM              15135B101    $6,431      303,800  SH           SOLE      NONE      303,800
CHINA MASS MEDIA CORP         SPONS ADR        169418100      $158       60,000  SH           SOLE      NONE       60,000
CITIGROUP INC                 COM              172967101   $19,635    5,932,000  SH           SOLE      NONE    5,932,000
CITIZENS REPUBLIC BANCORP IN  COM              174420109   $11,645   16,877,095  SH           SOLE      NONE   16,877,095
CONCORD MED SVCS HLDGS LTD    SPONSORED ADR    206277105      $173       20,000  SH           SOLE      NONE       20,000
CORE LABORATORIES N V         COM              N22717107   $24,238      205,199  SH           SOLE      NONE      205,199
COVENTRY HEALTH CARE INC      COM              222862104    $7,032      289,500  SH           SOLE      NONE      289,500
CREDICORP LTD                 COM              G2519Y108  $165,685    2,151,197  SH           SOLE      NONE    2,151,197
CTRIP COM INTL LTD            ADR              22943F100   $17,397      242,100  SH           SOLE      NONE      242,100
DRIL-QUIP INC                 COM              262037104    $7,032      124,500  SH           SOLE      NONE      124,500
EMPRESA DIST Y COMERCIAL NOR  SPON ADR         29244A102      $790      100,000  SH           SOLE      NONE      100,000
GOOGLE INC                    CL A             38259P508  $104,777      169,000  SH           SOLE      NONE      169,000
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B   399909100    $4,975      863,700  SH           SOLE      NONE      863,700
ISHARES INC                   MSCI TAIWAN      464286731   $28,787    2,219,500  SH           SOLE      NONE    2,219,500
ISHARES TR INDEX              MSCI EMERG MKT   464287234   $82,108    1,978,500  SH           SOLE      NONE    1,978,500
KKR FINANCIAL HLDGS LLC       COM              48248A306    $6,716    1,158,000  SH           SOLE      NONE    1,158,000
LENNAR CORP                   CL A             526057104    $6,155      482,000  SH           SOLE      NONE      482,000
LIHIR GOLD LTD                SPONSORED ADR    532349107    $1,337       45,779  SH           SOLE      NONE       45,779
MARKET VECTORS ETF TR         INDONESIA ETF    57060U753      $622       10,000  SH           SOLE      NONE       10,000
MATRIXX INITIATIVES INC       COM              57685L105      $212       50,000  SH           SOLE      NONE       50,000
MGIC INVT CORP WIS            COM              552848103    $7,028    1,216,000  SH           SOLE      NONE    1,216,000
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109   $11,274      230,600  SH           SOLE      NONE      230,600
MOMENTA PHARMACEUTICALS INC   COM              60877T100    $3,277      260,100  SH           SOLE      NONE      260,100
MORGAN STANLEY                COM NEW          617446448   $39,827    1,345,500  SH           SOLE      NONE    1,345,500
NII HLDGS INC                 CL B NEW         62913F201   $14,137      421,000  SH           SOLE      NONE      421,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109   $66,628    3,584,100  SH           SOLE      NONE    3,584,100
POPULAR INC                   COM              733174106    $4,688    2,074,200  SH           SOLE      NONE    2,074,200
RANGE RES CORP                COM              75281A109    $2,792       56,000  SH           SOLE      NONE       56,000
ROVI CORP                     COM              779376102   $13,593      426,500  SH           SOLE      NONE      426,500
SHANDA GAMES LTD              SP ADR REPTG A   81941U105   $10,210    1,002,000  SH           SOLE      NONE    1,002,000
SILVER WHEATON CORP           COM              828336107   $36,276    2,415,200  SH           SOLE      NONE    2,415,200
TELECOM ARGENTINA S A         SPON ADR REP B   879273209   $25,330    1,505,917  SH           SOLE      NONE    1,505,917
TRANSOCEAN LTD                REG SHS          H8817H100   $35,886      433,400  SH           SOLE      NONE      433,400





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